Segmented Information	12 Months Ended
Dec. 31, 2018
Operating Segments [Abstract]
Segmented Information
We have five reportable segments: SLF Canada, SLF U.S., SLF Asset Management, SLF Asia, and Corporate.

These reportable segments operate in the financial services industry and reflect our management structure and internal financial reporting. Corporate includes the results of our U.K. business unit ("SLF U.K.") and our Corporate Support operations, which include run-off reinsurance operations as well as investment income, expenses, capital, and other items not allocated to our other business groups.

Effective the first quarter of 2018, a change in the organizational and reporting structure resulted in the International business unit being transferred from the SLF U.S. reportable segment to the SLF Asia reportable segment. Consequently, approximately $10,000 of insurance contract liabilities pertaining to individual non-participating life and health policies transferred from SLF U.S. to SLF Asia, along with the associated assets. The information reported to the Chief Operating Decision Maker now includes the results of the International business unit in the SLF Asia reporting package and the segmental information presented in these Consolidated Financial Statements now includes the results of the International business unit in the SLF Asia reportable segment. In accordance with IFRS 8 Operating Segments, the segmental information for prior reporting periods has been restated to conform with current period presentation.

Revenues from our reportable segments are derived principally from life and health insurance, investment management and annuities, and mutual funds. Revenues not attributed to the strategic business units are derived primarily from Corporate investments and earnings on capital. Transactions between segments are executed and priced on an arm's-length basis in a manner similar to transactions with third parties.

The expenses in each business segment may include costs or services directly incurred or provided on their behalf at the enterprise level. For other costs not directly attributable to one of our business segments, we use a management reporting framework that uses assumptions, judgments, and methodologies for allocating overhead costs, and indirect expenses to our business segments.

Intersegment transactions consist primarily of internal financing agreements which are measured at fair values prevailing when the arrangements are negotiated. Intersegment investment income consists primarily of interest paid by SLF U.S. to Corporate. Intersegment fee income is primarily asset management fees paid by SLF Canada and Corporate to SLF Asset Management, and product distribution fees paid by SLF Asset Management to SLF Asia Intersegment transactions are presented in the Consolidation adjustments column in the following tables.

Management considers its external clients to be individuals and corporations. We are not reliant on any individual client as none is individually significant to our operations.

Results by segment for the years ended December 31, are as follows:

	SLF Canada	SLF U.S.(1)	SLF Asset Management	SLF Asia(1)	Corporate	Consolidation adjustments	Total
2018
Gross premiums:
Annuities	$3,261	$—	$—	$1	$(79)	$—	$3,183
Life insurance	4,796	1,633	—	2,154	94	—	8,677
Health insurance	5,316	3,767	—	24	14	—	9,121
Total gross premiums	13,373	5,400	—	2,179	29	—	20,981
Less: ceded premiums	1,487	597	—	232	23	—	2,339
Net investment income (loss)	1,942	305	13	76	79	(26)	2,389
Fee income	1,240	73	4,111	514	154	(126)	5,966
Total revenue	15,068	5,181	4,124	2,537	239	(152)	26,997
Less:
Total benefits and expenses	13,497	5,183	2,930	1,919	109	(152)	23,486
Income tax expense (benefit)	308	(19)	284	51	(27)	—	597
Total net income (loss)	$1,263	$17	$910	$567	$157	$—	$2,914
Less: Net income (loss) attributable to participating policyholders	321	(35)	—	12	—	—	298
Shareholders' net income (loss)	$942	$52	$910	$555	$157	$—	$2,616
2017
Gross premiums:
Annuities	$2,464	$—	$—	$—	$24	$—	$2,488
Life insurance	4,493	1,736	—	2,508	94	—	8,831
Health insurance	4,916	3,570	—	19	14	—	8,519
Total gross premiums	11,873	5,306	—	2,527	132	—	19,838
Less: ceded premiums	3,871	436	—	226	24	—	4,557
Net investment income (loss)	4,133	1,864	45	1,722	526	(79)	8,211
Fee income	1,132	103	4,037	524	118	(72)	5,842
Total revenue	13,267	6,837	4,082	4,547	752	(151)	29,334
Less:
Total benefits and expenses	11,894	7,369	2,976	3,679	778	(151)	26,545
Income tax expense (benefit)	197	(392)	453	62	(18)	—	302
Total net income (loss)	$1,176	$(140)	$653	$806	$(8)	$—	$2,487
Less: Net income (loss) attributable to participating policyholders	213	4	—	28	—	—	245
Shareholders' net income (loss)	$963	$(144)	$653	$778	$(8)	$—	$2,242

(1) Balances in 2017 have been changed to conform with current year presentation as a result of the resegmentation described in this Note.

Assets and liabilities by segment are as follows:

	SLF Canada	SLF U.S.(1)	SLF Asset Management	SLF Asia(1)	Corporate	Consolidation adjustments	Total
As at December 31, 2018
Total general fund assets	$86,697	$34,584	$4,468	$28,855	$14,378	$(217)	$168,765
Investments for account of segregated fund holders	$85,885	$491	$—	$6,173	$10,513	$—	$103,062
Total general fund liabilities	$78,946	$30,671	$2,396	$23,692	$8,707	$(217)	$144,195
As at December 31, 2017
Total general fund assets	$84,698	$32,259	$4,115	$27,234	$14,605	$(191)	$162,720
Investments for account of segregated fund holders	$87,817	$488	$—	$6,101	$11,986	$—	$106,392
Total general fund liabilities	$76,683	$28,791	$2,346	$21,748	$10,372	$(191)	$139,749

(1) Balances in 2017 have been changed to conform with current year presentation as a result of the resegmentation described in this Note.

The revenue and assets of our reportable segments differ from geographic segments primarily due to the geographic segmenting of our SLF Asset Management and Corporate segments.

The following table shows revenue by country for SLF Asset Management and Corporate:

	SLF Asset Management		Corporate
For the years ended December 31,	2018	2017	2018	2017
Revenue:
United States	$3,945	$3,961	$58	$147
United Kingdom	—	—	142	577
Canada(1)	179	121	38	20
Other countries	—	—	1	8
Total revenue	$4,124	$4,082	$239	$752

(1) Consists of the Canadian operations of the Bentall Kennedy group of companies ("Bentall Kennedy") and Sun Life Institutional Investments (Canada) Inc. for SLF Asset Management.

The following table shows total assets by country for SLF Asset Management and Corporate:

	SLF Asset Management		Corporate
As at December 31,	2018	2017	2018	2017
Total general fund assets:
United States	$4,147	$3,750	$2,550	$1,984
United Kingdom	—	—	8,274	8,744
Canada(1)	321	365	3,384	3,723
Other countries	—	—	170	154
Total general fund assets	$4,468	$4,115	$14,378	$14,605
Investment for account of segregated fund holders:
United Kingdom	$—	$—	$10,513	$11,986
Total investment for account of segregated fund holders	$—	$—	$10,513	$11,986

(1) Consists of the Canadian operations of Bentall Kennedy and Sun Life Institutional Investments (Canada) Inc. for SLF Asset Management.